SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Operating Segment Information

	Year ended December 31, 2014
	Products	Projects	Cyber security	Eliminations	Total

Revenues	$37,554	$39,198	$1,329	$(538)	$77,543

Depreciation and amortization	$1,006	$641	$320	$-	$1,967

Impairment of goodwill and intangible assets	$-	$-	$2,439	$-	$2,439

Operating income (loss), before financial expenses and taxes on income	$6,770	$(148)	$(4,995)	$(204)	$1,423
Financial income, net					(1,979)
Taxes on income					82

Net income					$3,320

	Year ended December 31, 2015
	Products	Projects	Cyber security	Eliminations	Total

Revenues	$30,761	$34,128	$1,596	$(2,749)	$63,736

Depreciation and amortization	$787	$602	$114	$-	$1,503

Operating income (loss), before financial expenses and taxes on income	$6,023	$1,095	$(1,684)	$(1,045)	$4,389
Financial income, net					(642)
Taxes on income					1,923

Net income					$3,108

	Year ended December 31, 2016
	Products	Projects	Video and Cyber security	Eliminations	Total

Revenues	$32,372	$31,823	$5,626	$(1,996)	$67,825

Depreciation and amortization	$632	$512	$596	$-	$1,740

Operating income (loss), before financial expenses and taxes on income	$5,799	$(163)	$(3,383)	$(758)	$1,495
Financial expenses, net					(591)
Tax benefits, net					122

Net income					$1,026

	Year ended December 31, 2015
	Products	Projects	Cyber security	Total

Total long-lived assets	$6,641	$3,360	$977	$10,978

	Year ended December 31, 2016
	Products	Projects	Video and Cyber security	Total

Total long-lived assets	$6,346	$3,198	$12,540	$22,084

Schedule of Major Customer Data

	Year ended December 31,
	2014	2015	2016

Customer A	14.8%	13.3%	8.6
Customer B	6.4%	18.1%	11.9%

Schedule of Revenues and Long-Lived Assets Within Geographic Areas

1.          Revenues:

	Year ended December 31,
	2014	2015	2016

Israel	$16,525	$12,406	$8,727
Europe	9,591	7,891	8,330
North America	21,165	17,749	23,467
South and Latin America	8,813	13,443	10,364
Africa	12,393	6,611	7,585
Others	9,056	5,636	9,352

	$77,543	$63,736	$67,825

2.          Long-lived assets:

	December 31,
	2015	2016

Israel	$3,889	$3,554
Europe	900	923
USA	3,073	2,860
Canada	2,387	14,081
Others	729	666

	$10,978	$22,084